Research And Development Expenses, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Research and Development Expense [Abstract]
Total expenses	$ 277,837	$ 267,691	$ 263,314
Less - grants and participations	(34,421)	(39,680)	(42,832)
Research and development, net	$ 243,416	$ 228,011	$ 220,482